Assets Pledged as Collateral	12 Months Ended
Mar. 31, 2019
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Assets Pledged as Collateral
12.	Assets Pledged as Collateral

As per general contractual provisions for long-term and short-term borrowings, banks may require collateral and guarantees for present and future obligations, and retain the rights to offset the liabilities with bank deposits when repayment is overdue or when default occurs.

Assets pledged as collateral and secured debts are as follows:

	(Millions of Yen)
Assets pledged as collateral	As of March 31, 2019	As of March 31, 2018
Land	11,432	10,855
Buildings and structures	4,853	3,784
Machinery and vehicles	5,471	6,826
Other	13,475	4,907

Total	35,233	26,373

	(Millions of Yen)
Secured debts	As of March 31, 2019	As of March 31, 2018
Short-term borrowings	3,635	970
Long-term borrowings (current portion is included)	6,242	5,383
Other	467	447

Total	10,345	6,801

In addition to the pledged assets listed above, shares of associates are pledged as collateral (1,301 million yen, and 1,261 million yen as of March 31, 2019 and 2018, respectively).